EQUITY (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	50,000,000					50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.01					$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	9,515,000					9,515,000	15,000,000	15,000,000
Common stock, shares outstanding	9,515,000					9,515,000	15,000,000	15,000,000
Additional Paid in Capital, Common Stock	$ 5,038,872	$ 4,979,172			$ 4,979,172	$ 5,038,872	$ (143,318)	$ (142,702)
Stock Issued During Period, Value, New Issues		$ (11)	$ (129)	$ 616			$ (7,322)
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						265,000
Stock Issued During Period, Value, New Issues						$ 2,000,000
Shares Issued, Price Per Share	$ 2.00					$ 2.00
Legal Fees						$ 530,000
Subscription receivable						$ 25,000
Private Placement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	75,000
Stock Issued During Period, Value, New Issues	$ 150,000
Warrant [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services					300,000
Share Price		$ 2			$ 2
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		100,000			100,000
Class of Warrant or Right, Unissued		300,000			300,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services						2,090,000
Stock Issued During Period, Value, New Issues						$ 4,180,000
Stock Issued						$ 80,000
Shares Issued, Price Per Share	$ 2					$ 2
Restricted Stock [Member] | Non Refundable Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues						$ 40,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares cancelled	7,880,000					7,880,000
Additional Paid in Capital, Common Stock	$ 78,800					$ 78,800
Board Of Directors [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						15,000
Christopher Von Zweh [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						595,000
Third Parties [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						1,435,000